Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001834026
Registrant Name	Gold Royalty Corp.
Registration File Number	333-295866
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES